ACQUISITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ACQUISITIONS
ACQUISITIONS

NOTE 4 — ACQUISITIONS

Tasman Chemicals Acquisition

On September 20, 2021 the Company acquired certain assets of Tasman Chemicals Pty. Limited ("Tasman"), an Australian manufacturer of professional hygiene and cleaning solutions, and the results of operations for this business are reported within both the Institutional and Food & Beverage business segment.

The Company paid total consideration of $8.1 million for the asset acquired. This acquisition has been accounted for using the acquisition method of accounting, which requires, among other things, that assets acquired and liabilities assumed to be recognized at fair value as of the acquisition date. The preliminary determination of goodwill in the amount of $8.1 million was recognized for the Tasman acquisition as the excess of consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets, including an assembled workforce, which cannot be individually identified and separately recognized. The recorded goodwill is not deductible for tax purposes. Certain valuation estimates and net asset adjustments are not yet finalized and are subject to change, but are expected to be finalized by the end of 2021.

The acquired Tasman business contributions to revenue and net income were not material for both the three and nine months ended September 30, 2021.

In connection with the Tasman acquisition, the Company did not incur any merger and acquisition-related costs for the three or nine months ended September 30, 2021.

The inclusion of the Tasman acquisition in our Condensed Consolidated Financial Statements is not deemed material with respect to the requirement to provide pro-forma results of operations. As such, pro-forma information is not presented.

As of September 30, 2021, the valuation studies necessary to determine the fair market value of the assets acquired and liabilities assumed are preliminary, including, but not limited to, inventory, customer lists and other liabilities.

SaneChem Acquisition

On December 30, 2020, the Company acquired 100% of the stock of SaneChem sp. z o o, (“SaneChem”), which is a Poland-based supplier of specialized hygiene solutions. This acquisition further expanded the Company’s footprint within Europe and the results of operations for this business are reported within the Food & Beverage business segment.

The Company acquired SaneChem for a total consideration of $21.6 million. This acquisition has been accounted for using the acquisition method of accounting, which requires, among other things, that assets acquired and liabilities assumed be recognized at fair value as of the acquisition date.

The acquired SaneChem business contributed $3.0 million and $9.4 million of revenue for the three and nine months ended September 30, 2021, respectively. The net income contribution was not material for the three or nine months ended September 30, 2021.

The fair value of SaneChem's intangible asset, which represents customer relationships, was determined using the Income Approach, which measures the value of an intangible asset based on the present value of its future economic benefits. This approach converts future economic benefits to a single current amount by discounting the future benefits at a rate of return sufficient to satisfy the risks and rewards associated with ownership of similar assets. This measurement reflects current market expectations regarding its future economic benefits. The Income Approach is a non-recurring Level Three fair value assessment.

The determination of goodwill in the amount of $8.6 million was recognized for the SaneChem acquisition as the excess of consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets, including an assembled workforce, which cannot be individually identified and separately recognized. The recorded goodwill is not deductible for tax purposes.

The following table summarizes the final fair values of the net assets acquired as of the December 30, 2020 acquisition date:

(in millions)	SaneChem
Cash and cash equivalents	$2.1
Trade receivables	2.0
Inventories	1.4
Prepaid expenses and other current assets	0.1
Property, plant and equipment	0.7
Other non-current assets	0.1
Intangible assets	10.1
Accounts payable	(0.9)
Other current liabilities	(0.8)
Deferred taxes	(1.8)
Net assets acquired before goodwill on acquisition	13.0
Goodwill on acquisition	8.6
Net assets acquired	$21.6

In connection with the SaneChem acquisition, the Company did not incur any merger and acquisition-related costs for the three or nine months ended September 30, 2021.

The inclusion of the SaneChem acquisition in our Condensed Consolidated Financial Statements is not deemed material with respect to the requirement to provide pro-forma results of operations. As such, pro-forma information is not presented.

Wypetech Acquisition

On July 1, 2020, the Company acquired 100% of the stock of Wypetech, LLC (“Wypetech”), which is a contract manufacturer, based out of Milwaukee, Wisconsin, that specializes in the production of disinfecting wipes used in a variety of end markets including healthcare, industrial and general commercial and household applications. This acquisition further expanded the Company’s footprint in the United States and the results of operations for this business are reported within the Institutional business segment.

The Company acquired Wypetech for a total consideration of $32.3 million. This acquisition has been accounted for using the acquisition method of accounting, which requires, among other things, that assets acquired and liabilities assumed be recognized at fair value of the acquisition date.

The fair value of Wypetech’s intangible asset, which represents customer relationships, was determined using the Income Approach, which measures the value of an intangible asset based on the present value of its future economic benefits. This approach converts future economic benefits to a single current amount by discounting the future benefits at a rate of return sufficient to satisfy the risks and rewards associated with ownership of similar assets. This measurement reflects current market expectations regarding its future economic benefits. The Income Approach is a non-recurring Level Three fair value assessment.

The determination of goodwill in the amount of $22.0 million was recognized for the Wypetech acquisition as the excess of consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets, including an assembled workforce, which cannot be individually identified and separately recognized. The recorded goodwill is deductible for tax purposes.

The following table summarizes the final fair values of the net assets acquired as of the July 1, 2020 acquisition date:

(in millions)	Wypetech
Cash and cash equivalents	$0.6
Trade receivables	2.1
Inventories	1.5
Prepaid expenses and other current assets	0.1
Property, plant and equipment	0.6
Intangible assets	9.5
Accounts payable	(4.0)
Other current liabilities	(0.1)
Net assets acquired before goodwill on acquisition	10.3
Goodwill on acquisition	22.0
Net assets acquired	$32.3

Additionally, the Company purchased the land and building facilities associated with Wypetech on August 4, 2020 for $2.1 million. This is included in Property and equipment within the Condensed Consolidated Balance Sheets.

In connection with the Wypetech acquisition, the Company did not incur any merger and acquisition-related costs for the three or nine months ended September 30, 2021 or the three or nine months ended September 30, 2020.

The inclusion of the Wypetech acquisition in our Condensed Consolidated Financial Statements is not deemed material with respect to the requirement to provide pro-forma results of operations. As such, pro-forma information is not presented.

NOTE 5 — ACQUISITIONS

SaneChem Acquisition

On December 30, 2020, Diversey acquired 100% of the stock of SaneChem, which is a Polish-based supplier of specialized hygiene solutions. This acquisition further expanded the Company’s footprint within Europe and the results of operations for this business are reported within the Food and Beverage business segment.

The Company acquired SaneChem for a total consideration of $21.8 million. This acquisition has been accounted for using the acquisition method of accounting, which requires, among other things, that assets acquired and liabilities assumed to be recognized at fair value of the acquisition date. Certain valuation estimates and net asset adjustments are not yet finalized and are subject to change but expected to be finalized by the end of 2021. The acquired SaneChem business contributed $3.2 million and $6.4 million of revenue for the three and nine months ended September 30, 2021, respectively. The net income contribution was not material for the three or nine months ended September 30, 2021.

The preliminary determination of goodwill in the amount of $17.9 million was recognized for the SaneChem Acquisition as the excess of consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets, including an assembled workforce, which cannot be individually identified and separately recognized. The recorded goodwill is not deductible for tax purposes.

The following table summarizes the preliminary fair values of the net assets acquired as of the December 30, 2020 acquisition date:

(in millions)
Cash and cash equivalents	$2.3
Trade receivables	1.6
Inventories	1.7
Accounts payable	(1.0)
Other current liabilities	(0.6)
Other non-current liabilities	(0.1)
Net assets acquired before goodwill on acquisition	3.9
Goodwill on acquisition	17.9
Net assets acquired	$21.8

In connection with the SaneChem acquisition, the Company incurred $0.6 million of merger and acquisition-related costs for the year ended December 31, 2020. These costs are included as part of merger and acquisition-related costs in the Consolidated Statements of Operations.

The inclusion of SaneChem acquisition in our consolidated financial statements is not deemed material with respect to the requirement to provide pro-forma results of operations in ASC 805. As such, pro-forma information is not presented.

As of December 31, 2020, the valuation studies necessary to determine the fair market value of the assets acquired and liabilities assumed are preliminary, including, but not limited to, intangible assets, inventory, and other liabilities.

Wypetech Acquisition

On July 1, 2020, Diversey acquired 100% of the stock of Wypetech, LLC, which is a contract manufacturer, based out of Milwaukee, Wisconsin, that specializes in the production of disinfecting wipes used in a variety of end markets including healthcare, industrial and general commercial and household applications. This acquisition further expanded the Company’s footprint in the United States and the results of operations for this business are reported within the Institutional business segment.

The Company acquired Wypetech for a total consideration of $32.3 million, of which $2.0 million will be deferred for one year. This acquisition has been accounted for using the acquisition method of accounting, which requires, among other things, that assets acquired and liabilities assumed to be recognized at fair value of the acquisition date. The acquired business contributed $4.9 million of revenue and $1.2 million of net income from July 1, 2020 through December 31, 2020.

The fair value of Wypetech’s intangible asset, which represents customer relationships, was determined using the Income Approach which measures the value of an intangible asset based on the present value of its future economic benefits. This approach converts future economic benefits to a single current amount by discounting the future benefits at a rate of return sufficient to satisfy the risks and rewards associated with ownership of similar assets. This measurement reflects current market expectations regarding its future economic benefits. The Income Approach is a non-recurring Level Three fair value assessment.

The determination of goodwill in the amount of $22.0 million was recognized for the Wypetech Acquisition as the excess of consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets, including an assembled workforce, which cannot be individually identified and separately recognized. The recorded goodwill is deductible for tax purposes.

The following table summarizes the final fair values of the net assets acquired as of the July 1, 2020 acquisition date:

(in millions)
Cash and cash equivalents	$0.6
Trade receivables	2.1
Inventories	1.5
Prepaid expenses and other current assets	0.1
Property, plant and equipment	0.6
Intangible assets	9.5
Accounts payable	(4.0)
Other current liabilities	(0.1)
Net assets acquired before goodwill on acquisition	10.3
Goodwill on acquisition	22.0
Net assets acquired	$32.3

Additionally, as part of the acquisition agreement, the Company purchased the land and building facilities associated with Wypetech LLC on August 4, 2020 for $2.1 million. This was included in Property and equipment within the Consolidated Balance Sheet.

In connection with the Wypetech LLC acquisition, the Company incurred $0.4 million of merger and acquisition-related costs for the year ended December 31, 2020. These costs are included as part of merger and acquisition-related costs in the Consolidated Statements of Operations.

The inclusion of Wypetech LLC acquisition in our consolidated financial statements is not deemed material with respect to the requirement to provide pro-forma results of operations in ASC 805. As such, pro- forma information is not presented.

Virox IP Acquisition

On December 17, 2019, Diversey acquired all Intellectual Property (IP) of Virox Holdings, Inc. and Virox International Holdings, Inc., including patents, trademarks, copyrights, trade secrets, third party licenses, associated income, all technology, regulatory master registrations (EPA, Biocidal Products Regulations) and other rights and licenses required to operate the IP. The IP is valued at $37.4 million (cash purchase agreement of $34.2 million and a non-exclusive license back to Virox of that IP for specific sectors (excluding healthcare), valued at $3.2 million).

As part of the transaction, Virox also acquired Diversey’s shares held in Virox Holdings, Inc., and Virox International Holdings Inc, by way of a cash purchase agreement of $27.1 million. The investment in the joint venture was initially recognized at fair value as part of the Diversey Acquisition. The difference of $13.0 million between the investments fair value of $27.1 million and its carrying amount of $14.1 million was recorded in our Consolidated Statement of Operations as part of Other (income) expense, net. As a result of the total transaction, we paid a net cash amount of $6.3 million.

Zenith Acquisition

On April 16, 2018, we acquired 100% of the voting interests of Zenith Hygiene Group PLC (“Zenith”) for $133.6 million (the “Zenith Acquisition”). Based in Hertfordshire, England, Zenith manufactures and distributes a wide, high-quality range of cleaning and hygiene products serving customers in the healthcare, food service, hospitality, leisure and facilities management, pharmaceutical and food and beverage processing industries. This acquisition further expanded the Company’s footprint in Western Europe and the results of operations for this business are reported within the Institutional business segment. The Zenith Acquisition was accounted for as a business combination in accordance with ASC 805 — Business Combinations, using the acquisition method of accounting.

The determination of fair values of acquired intangible assets and property and equipment, involves a variety of assumptions, including estimates associated with remaining useful lives. The identifiable intangible assets are comprised of $18.9 million of definite-lived trade names, $48.6 million of customer relationships and $6.9 million of non-compete agreements.

The final determination of goodwill in the amount of $47.8 million was recognized for the Zenith Acquisition as the excess of consideration transferred over the net assets recognized and represents the future economic benefits arising from other assets, including an assembled workforce, which cannot be individually identified and separately recognized. The recorded goodwill is not deductible for tax purposes.

The following table summarizes the finalized fair values of the net assets acquired as of the April 16, 2018 acquisition date:

(in millions)
Cash and cash equivalents	$2.1
Trade receivables	17.4
Other receivables	0.7
Inventories	9.3
Prepaid expenses and other current assets	1.1
Property and equipment	7.3
Identifiable intangible assets	74.4
Other non-current assets	10.6
Accounts payable	(17.7)
Other current liabilities	(4.2)
Deferred income taxes, net	(14.4)
Other non-current liabilities	(0.8)
Net assets acquired before goodwill on acquisition	85.8
Goodwill on acquisition	47.8
Net assets acquired	$133.6

The Zenith acquisition contributed total revenue of $67.8 million and net loss of $7.4 million for the year ended December 31, 2018.

The inclusion of Zenith in our consolidated financial statements is not deemed material with respect to the requirement to provide pro forma results of operations in ASC 805. As such, pro forma information is not presented.